Deferred Income - Schedule of Deferred Income (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Total deferred income	$ 327,484	$ 148,421
Less: Deferred discount given	(96,743)	(65,291)
Total deferred income, net	230,741	83,130
Money Mastery Mentorship Program (MMMP) [Member]
Total deferred income	158,362	129,348
Certified Professional Training (CPT) [Member]
Total deferred income	75,481	17,644
Wealth Advisor Investors (ADAM KHOO) [Member]
Total deferred income	$ 93,641	$ 1,429